Citigroup Commercial Mortgage T
rust 2014-GC19
T
ABLE OF CONTENTS
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.327.7535
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bancorp Bank
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Situs Holdings, LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Jan
13,
2025
Dec
12,
2024
Feb
12,
2025
Dec 31, 2024
Jan 06, 2025
First Payment Date:
Closing Date:
Rated Final Distribution Date::
Apr 1
1, 2014
Mar 20, 2014
Mar 1
1, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Interest Adjustment Reconciliation
Page
8
Appraisal Reduction Report Page
9
Loan Level Detail Page
10
Historical Loan Modification Report Page
13
REO Status Report Page
14
REO Additional Detail Page
15
Material Breaches and Document Defects
Page
16
Mortgage Loan Characteristics
Page
17
Historical Delinquency & Liquidation (Stated)
Page
21
Delinquency Summary Report Page
22
Historical Liquidation Loss Loan Detail
Page
23
Bond/Collateral Realized Loss Reconciliation
Page
24
Additional Loan Detail Page
25
Investor Notice Page
26
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.199000%
A-2
2.790000%
Balance
49,387,000.00
125,716,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.753000%
215,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
4.023000%
246,848,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
3.552000%
74,468,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.000000%
777,479,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.182641%
50,816,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-C
0.500000%
21,596,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-D
1.322641%
60,979,707.00
30,000,000.00
0.00
34,730.51
34,730.51
0.00
30,000,000.00
A-S
4.345000%
66,060,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
B
4.805000%
50,816,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
0.00%
C 4.987641%
D 4.987641%
E
4.487641%
50,816,000.00
54,627,000.00
21,596,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
F
3.665000%
11,434,000.00
0.00
0.00
0.00
0.00
0.00
0.00
G
3.665000%
R 0.000000%
PEZ
N/A
49,545,707.00
0.00
0.00
30,000,000.00
0.00
0.00
0.00
0.00
0.00
70,887.63
0.00
0.00
70,887.63
0.00
0.00
0.00
0.00
0.00
30,000,000.00
0.00
0.00
Totals:
1,016,313,707.00
30,000,000.00
0.00
105,618.14
105,618.14
0.00
30,000,000.00
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025

Revision Date: Jan 22, 2025
PA
YMENT DE
T
AIL

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
4.345000%
B
4.805000%
Balance
0.00
0.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Exchanged
100.00%
100.00%
C
4.987641%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025

Revision Date: Jan 22, 2025
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
17322AAA0
A-2
17322AAB8
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
17322AAC6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322AAD4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
17322AAE2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
17322AAJ1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-B
17322AAK8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-C
17322AAV4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-D
17322AAX0
491.96694238
0.00000000
0.56954204
0.56954204
0.00000000
491.96694238
A-S
17322AAF9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B
17322AAG7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
17322AAH5
D 17322AAM4
E
17322AAP7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
F
17322AAR3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
G
17322AAT9
R
17322AAZ5
PEZ
17322AAL6
605.50150188
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.43075228
0.00000000
0.00000000
1.43075228
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
605.50150188
0.00000000
0.00000000
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025

Revision Date: Jan 22, 2025
F
ACTOR DE
T
AIL

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
E
0.00
0.00
0.00
0.00
0.00
0.00
0.00
F
0.00
0.00
0.00
0.00
0.00
0.00
0.00
G
PEZ
30,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30,000,000.00
0.00
11,721,217.62
0.00
Totals:
30,000,000.00
0.00
0.00
0.00
0.00
30,000,000.00
11,721,217.62
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025

Revision Date: Jan 22, 2025
PRINCI
P
AL DE
T
AIL

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-D
33,066.03
0.00
0.00
(1,664.48)
0.00
34,730.51
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
0.00
D
0.00
E
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
F
0.00
0.00
0.00
0.00
0.00
0.00
0.00
G
91,625.00
R
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
20,737.37
0.00
0.00
0.00
0.00
0.00
70,887.63
0.00
0.00
396,601.87
0.00
0.00
Totals:
124,691.03
0.00
0.00
19,072.89
0.00
105,618.14
396,601.87
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025

Revision Date: Jan 22, 2025
INTEREST DE
T
AIL

Interest Adjustments
120,750.00
Trustee/Certificate Administrator Fees
38.75
Deferred Interest
0.00
Operating Advisor Fee
0.00
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
6,458.33
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
120,750.00
Special Serv Fee plus Adj.
6,458.33
CREFC Intellectual Property
Royalty License Fee
0.00
CCRE Strip
0.00
Principal
Miscellaneous Fee
0.00
Scheduled Principal
0.00
Fee Distributions
6,497.08
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
0.00
0.00
0.00
Reimbursed for Interest on Advances
8,589.57
Net ASER Amount
0.00
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
45.21
8,634.78
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
105,618.14
Principal Distribution
Yield Maintenance
0.00
0.00
Prepayment Premium
0.00
Payments to Certificateholders
105,618.14
Total Collections
120,750.00
Total Distribution
120,750.00
Funds Collection
Interest
Scheduled Interest
0.00
Funds Distribution
Fees
Master Servicing Fee
0.00
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025

Revision Date: Jan 22, 2025
RECONCILI
A
TION OF FUNDS

Stated Principal Balance
P&I Advances:
Beginning
30,000,000.00
Ending
30,000,000.00
P & I Advances
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
0.00
Ending pool Factor
0.029518
Ending Loan Count
1
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
1
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.0013332%
Controlling Class:
G
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Controlling Class Representative:
Prime Finance CMBS B-Piece Holdco VII, L.P
CCRE Strip for the Distribution Date
0.00
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025

Revision Date: Jan 22, 2025

Citigroup Commercial Mortgage T
rust 2014-GC19
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
6,458.33
0.00
0.00
0.00
0.00
124,729.78
8,589.57
0.00
0.00
30,000,000.00
0.00
-120,704.79
7
30,000,000.00
Count:
Totals:
1
6,458.33
0.00
0.00
0.00
0.00
124,729.78
8,589.57
0.00
0.00
0.00
-120,704.79
Total Interest Shortfall hitting the Trust:
19,072.89
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
INTEREST ADJUSTMENT RECONCILI
A
TION

Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
7
10/06/2024
3,901,899.45
07/08/2024
20,900,000.00
03/26/2024
0.00
0.00
Count:
1
Totals:
3,901,899.45
20,900,000.00
0.00
0.00

Revision Date: Jan 22, 2025
APPRAISAL REDUCTION REPORT

Citigroup Commercial Mortgage T
rust 2014-GC19
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
V
arious
2
Mixed Use
2A Mixed Use
3
Office
3A Office
4
Multifamily
5
Mixed Use
6
V
arious
01/06/24
AZ
01/01/24
AZ
01/01/24
P
A
12/06/18
P
A
12/06/18
MI
12/06/23
GA
02/06/24
03/06/24
05/14/18
02/26/24
02/26/24
09/06/18
09/06/18
09/06/23
1
1/06/23
03/06/24
7
Retail
01/18/24
NY
01/06/24
N
30,000,000.00
4.840
0.00
0.00
10/06/24
0.00
5
0.00
0.00
0.85
12/31/22
8
Office
9
Multifamily
10
Office
1
1
Office
12 V
arious
13
Retail
14
Mobile Home
15
Multifamily
16
Retail
17
Retail
18
Multifamily
19
Retail
20
Office
21 V
arious
22
Mixed Use
23 V
arious
24
Multifamily
25
Multifamily
26
Retail
27
Mixed Use
28
Office
29
Retail
30
Mixed Use
31
Lodging
32
Retail
33
Mixed Use
34 V
arious
35
Mixed Use
36
Retail
37
Multifamily
38
Retail
39
V
arious
NY
01/06/24
NY
02/06/24
IL
02/06/24
CA
03/06/24
02/06/19
NY
01/06/24
MI 01/06/24
TX
12/06/23
TX
02/06/24
AZ
01/06/24
IN 01/06/24
AL
01/01/24
TX
01/06/24
02/06/24
CA
02/06/24
01/06/24
KY
01/01/24
CA
12/06/23
MS
02/06/24
UT
12/05/23
GA
01/06/24
P
A
02/06/24
CA
12/06/23
GA
12/06/23
FL
01/06/19
WA 02/05/19
01/06/19
NY
01/06/24
TX
01/06/24
TX
1
1/06/23
TX
01/06/24
01/06/24
01/05/24
03/06/24
02/01/24
12/06/23
12/06/18
10/06/23
10/06/23
09/06/23
02/05/24
01/05/24
1
1/28/23
06/06/24
04/05/24
1
1/06/23
01/05/24
06/17/22
09/29/23
09/06/23
1
1/06/23
12/05/23
09/06/23
02/06/24
10/06/23
12/06/23
12/05/18
01/31/19
07/15/16
06/25/21
12/05/23
08/04/23
10/06/23
01/05/24

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
LOAN LEVEL DE
T
AIL

Citigroup Commercial Mortgage T
rust 2014-GC19
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
40
Retail
41
Retail
42
Multifamily
43
Retail
44
Retail
45 V
arious
46
Multifamily
47
Mobile Home
48
Multifamily
49
Lodging
50
Multifamily
51
Retail
52
Retail
53
Multifamily
54
Multifamily
55
Multifamily
56
Office
57
Multifamily
58
Retail
59
Multifamily
60
Retail
61
Retail
62
Retail
63
Retail
64
Office
65
Retail
66
Retail
67
Multifamily
68
Multifamily
69
Multifamily
70
Retail
71
Self Storage
72
Retail
73
Multifamily
74 V
arious
75 V
arious
76 Self Storage
77
Retail
78
Multifamily
CA
01/06/24
CA
01/05/24
V
A
01/06/24
CA
01/05/24
GA
02/06/24
02/06/24
FL
02/06/19
IL
03/06/24
TX
02/06/24
CO
03/05/24
AZ
01/01/24
LA
01/05/24
V
A
01/06/19
NC
01/05/24
FL
01/01/24
IL
02/06/24
CA
12/06/23
IL
01/06/24
CA
01/05/24
FL
02/06/24
MD 02/06/24
CO
12/06/23
DE
02/05/24
IN 12/06/23
TX
01/01/24
IL
02/06/24
TX
12/06/23
TX
12/06/23
OR
01/06/24
TX
02/05/24
SC
02/05/24
AZ
01/05/24
TX
01/01/24
SC
12/06/23
01/06/24
01/06/24
V
A
01/05/24
GA
02/06/24
MI
12/06/23
10/06/23
12/21/23
06/04/20
12/01/23
02/06/24
1
1/06/23
12/06/18
03/05/24
1
1/06/23
03/05/24
12/29/23
12/06/23
1
1/28/18
10/05/23
01/08/24
01/29/24
12/06/23
12/22/23
01/04/24
1
1/06/23
02/06/24
12/06/23
1
1/06/23
08/22/23
09/29/23
02/06/24
10/30/23
10/27/16
1
1/06/23
02/05/24
02/02/24
01/05/24
09/29/23
12/06/23
10/06/23
01/05/24
01/08/24
1
1/30/23
12/06/23
Count:
80
Totals:
30,000,000.00
0.00
0.00
0.00
0.00
0.00

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
LOAN LEVEL DE
T
AIL

Citigroup Commercial Mortgage T
rust 2014-GC19
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
LOAN LEVEL DE
T
AIL

HISTORICAL LOAN MODIFIC
A
TION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Ending
Scheduled
Loan ID
Balance
Ending
Unpaid
Balance
Comments

Revision Date: Jan 22, 2025

Citigroup Commercial Mortgage T
rust 2014-GC19
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
19
AL
Montgomery
Retail
13,500,000.00
0.00
1
1/10/2022
0.00
0.00
0.00
3
Count:
1
Totals:
13,500,000.00
0.00
0.00
0.00
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
REO S
TA
TUS REPORT

Citigroup Commercial Mortgage T
rust 2014-GC19
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
ADDITIONAL RECONCILI
A
TION DE
T
AIL

Citigroup Commercial Mortgage T
rust 2014-GC19
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS

30M
to
34.9M
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Count
30M
to
34.9M
1
Balance ($)
$30,000,000.00
Total
1
$30,000,000.00
100.00%
Remaining Principal Balance
0
20
40
60
%
100.00%
80
100
Count
Balance ($)
%
4.750% - 4.990%
1
$30,000,000.00
100.00%
Total
1
$30,000,000.00
100.00%
0
Total Weighted Average Rate: 4.84%
20
40
60
80
Gross Rate
100
4.750% -
4.990%

Revision Date: Jan 22, 2025

NEW YORK
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Count
Balance ($)
%
NEW YORK
1
$30,000,000.00
100.00%
Total
1
$30,000,000.00
100.00%
Geographic Distribution by State
0
20
40
60
80
100
Count
Balance ($)
%
Retail
1
$30,000,000.00
100.00%
Total
1
$30,000,000.00
100.00%
Property
T
ype
Retail
100
Retail
100.0%
Total:
100.0%

Revision Date: Jan 22, 2025
MORTGAGE LOAN CHARACTERISTICS

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
$30,000,000.00
100.00%
132 -
134
1
Total
1
Seasoning
Total Weighted Average Seasoning:
132
20
40
$30,000,000.00
100.00%
60
Months
Count
Balance ($)
%
80
100
0
132 -
134
Total Weighted Average Remaining Months:
1
20
40
0 -
2
1
$30,000,000.00
100.00%
Total
1
$30,000,000.00
100.00%
60
Months
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

Revision Date: Jan 22, 2025

1.000 - 1.490
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
1.000 - 1.490
1
Total
1
DSCR
Total Weighted Average DSCR:
1.19
0
20
40
$30,000,000.00
100.00%
$30,000,000.00
100.00%
60
Count
Balance ($)
%
80
100
IO Maturity Balloon
100.00%
IO Maturity Balloon
100.00%
Total:
100.00%
Count
Balance ($)
%
IO Maturity Balloon
Total
1
$30,000,000.00
100.00%
1
$30,000,000.00
100.00%
Amortization
T
ype

Revision Date: Jan 22, 2025

Citigroup Commercial Mortgage T
rust 2014-GC19
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Jan 2025
0
0.00
0.0%
1
30,000,000.00
100.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Dec 2024
0
0.00
0.0%
1
30,000,000.00
100.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Nov 2024
0
0.00
0.0%
1
30,000,000.00
100.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Oct 2024
0
0.00
0.0%
1
30,000,000.00
100.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2024
0
0.00
0.0%
0
0.00
0.0%
1
30,000,000.00
100.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2024
0
0.00
0.0%
1
30,000,000.00
100.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jul 2024
0
0.00
0.0%
1
30,000,000.00
100.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2024
1
30,000,000.00
100.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,107,231.52
37.0%
May 2024
1
30,000,000.00
73.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,107,231.52
27.0%
0
0.00
0.0%
Apr 2024
0
0.00
0.0%
1
30,000,000.00
72.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,133,017.90
27.1%
1
10,873,966.13
26.4%
Mar 2024
0
0.00
0.0%
1
30,000,000.00
57.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,157,052.26
21.4%
6
130,741,434.26
251.3%
Feb 2024
1
30,000,000.00
16.4%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,184,261.56
6.1%
9
69,134,333.99
37.8%
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,208,062.67
4.4%
12
84,984,032.66
33.7%
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,231,755.45
3.3%
12
82,495,868.65
24.4%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
1
1,256,993.23
2.7%
9
75,569,593.12
18.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)

Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Current
0
30 - 59 days
1
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
1
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
0.00
30,000,000.00
0.00
0.00
0.00%
100.00% 0.00% 0.00%
0.00
30,000,000.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00% 0.00% 0.00% 0.00%
0.00
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00% 0.00% 0.00% 0.00%
0.00
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00% 0.00% 0.00% 0.00%
0.00
0.00
0.00
0.00
0
1
0
0
0.00
30,000,000.00
0.00
0.00
0.00%
100.00%
0.00%
0.00%
0.00
30,000,000.00
0.00
0.00
0.00
30,000,000.00
0.00%
100.00%
0.00
30,000,000.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
1
0.00 30,000,000.00
0.00%
100.00%
0.00
30,000,000.00
Group 1
30
-
59
days
Current
0.0%
30
-
59
days
100.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Revision Date: Jan 22, 2025
Delinquency Summary Report

Citigroup Commercial Mortgage T
rust 2014-GC19
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
1
1,107,231.52
6,200,000.00
4,231,090.94
470,949.73
3,760,141.21
7,347,090.31
19
3
Jun 2024
7,951,404.74
14,000,000.00
6,828,051.46
266,437.49
6,561,613.97
1,389,790.77
35
3
Jul 2021
1
1,059,142.40
737,387.22
10,321,755.18
8,736,881.08
Totals:
Count:
2
19,058,636.26
20,200,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL

Citigroup Commercial Mortgage T
rust 2014-GC19
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
19
1
1,107,231.52
8,067,1
13.64
0.00
0.00
0.00
0.00
Jun 2024
0.00
8,067,1
13.64
0.00
0.00
19
7,358,329.57
8,067,1
13.64
0.00
0.00
0.00
Jul 2024
(708,784.07)
7,358,329.57
0.00
0.00
19
7,347,090.31
7,358,329.57
0.00
0.00
0.00
Nov 2024
(1
1,239.26)
7,347,090.31
0.00
0.00
35
7,951,404.74
1,443,359.98
0.00
0.00
0.00
0.00
Jul 2021
0.00
1,443,359.98
0.00
0.00
35
1,389,790.77
1,443,359.98
0.00
0.00
0.00
Nov 2021
(53,569.21)
1,389,790.77
0.00
0.00
2
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
(773,592.54)
8,736,881.08
8,736,881.08
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION

Citigroup Commercial Mortgage T
rust 2014-GC19
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025
Revision Date: Jan 22, 2025
ADDITIONAL LOAN DE
T
AIL

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each
Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting
Certificateholders for the reasonable expenses of posting such notices.
Citigroup Commercial Mortgage T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
January 2025

Revision Date: Jan 22, 2025
INVESTOR NOTICE